UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090
Jessica Chase, President
Three Canal Plaza, Suite 600
Portland, Maine 04101
Date of fiscal year end:
DECEMBER 31
The BeeHive Fund
Date of reporting period: July 1, 2021—June 30, 2022

ITEM 1: PROXY VOTING RECORD

The BeeHive Fund
Proxy Voting Record
July 1, 2021 - June 30, 2022

ALIBABA GROUP HOLDING LIMITED
Security		01609W102			Meeting Type		Annual
Ticker Symbol		BABA			Meeting Date		17-Sep-2021
ISIN		US01609W1027			Agenda		935484321 - Management
Record Date		04-Aug-2021			Holding Recon Date		04-Aug-2021
City /	Country	/ United States			Vote Deadline Date		07-Sep-2021
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1.1	Election of Director: JOSEPH C. TSAI (To serve for a three year term or until such director's successor is elected or appointed and duly qualified.)		Management	Against	For	Against	Against

Comments: Inside director serving as a member of the Compensation and Nominating Committees
   Egan-Jones' Proxy Guidelines state that key Board committees namely Audit, Compensation and
Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1.2	Election of Director: J. MICHAEL EVANS (To serve for a three year term or until such director's successor is elected or appointed and duly qualified.)		Management	For	For	For	For
1.3	Election of Director: E. BÖRJE EKHOLM (To serve for a three year term or until such director's successor is elected or appointed and duly qualified.)		Management	For	For	For	For
2.	Ratify the appointment of PricewaterhouseCoopers as the independent registered public accounting firm of the Company for the fiscal year ending March 31, 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	14,550	0	25-Aug-2021	25-Aug-2021
CHUBB LIMITED
Security		H1467J104			Meeting Type		Special
Ticker Symbol		CB			Meeting Date		03-Nov-2021
ISIN		CH0044328745			Agenda		935498128 - Management
Record Date		10-Sep-2021			Holding Recon Date		10-Sep-2021
City /	Country	/ United States			Vote Deadline Date		01-Nov-2021
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1	Ratification of the share repurchase program ending June 30, 2022.		Management	For	For	For	For
2	Reduction of share capital.		Management	For	For	For	For
A	If a new agenda item or a new proposal for an existing agenda item is put before the meeting, I/we hereby authorize and instruct the independent proxy to vote as follows.		Management	Against	For	Against	Against

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	36,970	0	29-Oct-2021	29-Oct-2021
ORACLE CORPORATION
Security		68389X105			Meeting Type		Annual
Ticker Symbol		ORCL			Meeting Date		10-Nov-2021
ISIN		US68389X1054			Agenda		935498027 - Management
Record Date		13-Sep-2021			Holding Recon Date		13-Sep-2021
City /	Country	/ United States			Vote Deadline Date		09-Nov-2021
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Jeffrey S. Berg		Withheld	For	Against	Withheld

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	2	Michael J. Boskin		Withheld	For	Against	Withheld

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	3	Safra A. Catz		For	For	For	For
	4	Bruce R. Chizen		Withheld	For	Against	Withheld

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	5	George H. Conrades		Withheld	For	Against	Withheld

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
 Member of the Compensation Committee and Compensation Score of Some Concerns or Needs Attention
and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	6	Lawrence J. Ellison		Withheld	For	Against	Withheld

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Rating of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

	7	Rona A. Fairhead		For	For	For	For
	8	Jeffrey O. Henley		For	For	For	For
	9	Renee J. James		For	For	For	For
	10	Charles W. Moorman IV		Withheld	For	Against	Withheld

Comments: Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	11	Leon E. Panetta		Withheld	For	Against	Withheld

Comments: Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	12	William G. Parrett		For	For	For	For
	13	Naomi O. Seligman		Withheld	For	Against	Withheld

Comments: Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	14	Vishal Sikka		For	For	For	For
2.	Advisory Vote to Approve the Compensation of our Named Executive Officers.		Management	For	For	For	For
3.	Approve an Amendment to the Oracle Corporation 2020 Equity Incentive Plan.		Management	Against	For	Against	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Ratification of Selection of Independent Registered Public Accounting Firm.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Stockholder Proposal Regarding Racial Equity Audit.		Shareholder	For	Against	Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Stockholder Proposal Regarding Independent Board Chair.		Shareholder	For	Against	Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	Stockholder Proposal Regarding Political Spending.		Shareholder	Against	Against	For	Against

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	59,860	0	02-Nov-2021	02-Nov-2021
CDK GLOBAL, INC.
Security		12508E101			Meeting Type		Annual
Ticker Symbol		CDK			Meeting Date		11-Nov-2021
ISIN		US12508E1010			Agenda		935499346 - Management
Record Date		17-Sep-2021			Holding Recon Date		17-Sep-2021
City /	Country	/ United States			Vote Deadline Date		10-Nov-2021
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of Director: Leslie A. Brun		Management	Against	For	Against	Against

Comments: F3           Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

1B.	Election of Director: Willie A. Deese		Management	Against	For	Against	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1C.	Election of Director: Amy J. Hillman		Management	For	For	For	For
1D.	Election of Director: Brian M. Krzanich		Management	Against	For	Against	Against

Comments: F2           Over-Boarded (CEO)

According to Egan-Jones' Proxy Guidelines the CEO, being the most critical position in a company, should hold no more than one other public directorship to ensure the effective and prudent exercise of his/her fiduciary duties as a CEO and that his/her integrity and efficiency are not compromised.

1E.	Election of Director: Stephen A. Miles		Management	For	For	For	For
1F.	Election of Director: Robert E. Radway		Management	Against	For	Against	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1G.	Election of Director: Stephen F. Schuckenbrock		Management	For	For	For	For
1H.	Election of Director: Frank S. Sowinski		Management	For	For	For	For
1I.	Election of Director: Eileen J. Voynick		Management	Against	For	Against	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Advisory vote to approve the compensation of the Named Executive Officers.		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory vote to approve the frequency of holding an advisory vote on executive compensation.		Management	1 Year	1 Year	For	1 Year
4.	Approve the CDK Global, Inc. 2014 Omnibus Award Plan (as amended and restated effective as of November 11, 2021).		Management	Against	For	Against	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending June 30, 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	87,110	0	26-Oct-2021	26-Oct-2021
MICROSOFT CORPORATION
Security		594918104			Meeting Type		Annual
Ticker Symbol		MSFT			Meeting Date		30-Nov-2021
ISIN		US5949181045			Agenda		935505480 - Management
Record Date		30-Sep-2021			Holding Recon Date		30-Sep-2021
City /	Country	/ United States			Vote Deadline Date		29-Nov-2021
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of Director: Reid G. Hoffman		Management	For	For	For	For
1B.	Election of Director: Hugh F. Johnston		Management	For	For	For	For
1C.	Election of Director: Teri L. List		Management	For	For	For	For
1D.	Election of Director: Satya Nadella		Management	Against	For	Against	Against

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Rating of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1E.	Election of Director: Sandra E. Peterson		Management	Against	For	Against	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Penny S. Pritzker		Management	For	For	For	For
1G.	Election of Director: Carlos A. Rodriguez		Management	For	For	For	For
1H.	Election of Director: Charles W. Scharf		Management	Against	For	Against	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: John W. Stanton		Management	For	For	For	For
1J.	Election of Director: John W. Thompson		Management	For	For	For	For
1K.	Election of Director: Emma N. Walmsley		Management	Against	For	Against	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1L.	Election of Director: Padmasree Warrior		Management	Against	For	Against	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory vote to approve named executive officer compensation.		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approve Employee Stock Purchase Plan.		Management	For	For	For	For
4.	Ratification of the Selection of Deloitte & Touche LLP as our Independent Auditor for Fiscal Year 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal - Report on median pay gaps across race and gender.		Shareholder	For	Against	Against	For

Comments: We believe that public disclosure on discrimination in compensation and employment opportunities for women and minorities is an effective incentive to develop and maintain effective programs to break the glass ceiling barriers. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder Proposal - Report on effectiveness of workplace sexual harassment policies.		Shareholder	For	Against	Against	For

Comments: We believe that approval of the proposal will enable the Company to avoid legal and reputational risk and by creating a culture of accountability and transparency, protecting employees from harassment and discrimination. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder Proposal - Prohibition on sales of facial recognition technology to all government entities.		Shareholder	Against	Against	For	Against
8.	Shareholder Proposal - Report on implementation of the Fair Chance Business Pledge.		Shareholder	For	Against	Against	For

Comments: We believe that approval of the proposal will allow the Company to protect the Company's brand value and reputation on diversity issues. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	Shareholder Proposal - Report on how lobbying activities align with company policies.		Shareholder	Against	Against	For	Against

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	57,755	0	18-Nov-2021	18-Nov-2021
BERRY GLOBAL GROUP, INC.
Security		08579W103			Meeting Type		Annual
Ticker Symbol		BERY			Meeting Date		16-Feb-2022
ISIN		US08579W1036			Agenda		935541551 - Management
Record Date		28-Dec-2021			Holding Recon Date		28-Dec-2021
City /	Country	/ United States			Vote Deadline Date		15-Feb-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of Director: B. Evan Bayh		Management	Against	For	Against	Against

Comments: Affiliated Outside director serving as a member of the Compensation Committee
   According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
Member of the Compensation Committee and the Company earns a compensation score of Needs
Attention   Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-term success and the enhancement of shareholder value.

1B.	Election of Director: Jonathan F. Foster		Management	Against	For	Against	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention   Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-term success and the enhancement of shareholder value.

1C.	Election of Director: Idalene F. Kesner		Management	For	For	For	For
1D.	Election of Director: Jill A. Rahman		Management	For	For	For	For
1E.	Election of Director: Carl J. Rickertsen		Management	Against	For	Against	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention   Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-term success and the enhancement of shareholder value.

1F.	Election of Director: Thomas E. Salmon		Management	For	For	For	For
1G.	Election of Director: Paula A. Sneed		Management	For	For	For	For
1H.	Election of Director: Robert A. Steele		Management	For	For	For	For
1I.	Election of Director: Stephen E. Sterrett		Management	For	For	For	For
1J.	Election of Director: Scott B. Ullem		Management	Against	For	Against	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention   Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-term success and the enhancement of shareholder value.

2.	To ratify the selection of Ernst & Young LLP as Berry's independent registered public accountants for the fiscal year ending October 1, 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on an advisory, non-binding basis, our executive compensation.		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	61,030	0	26-Jan-2022	26-Jan-2022
APPLE INC.
Security		037833100			Meeting Type		Annual
Ticker Symbol		AAPL			Meeting Date		04-Mar-2022
ISIN		US0378331005			Agenda		935541549 - Management
Record Date		03-Jan-2022			Holding Recon Date		03-Jan-2022
City /	Country	/ United States			Vote Deadline Date		03-Mar-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of Director: James Bell		Management	For	For	For	For
1B.	Election of Director: Tim Cook		Management	For	For	For	For
1C.	Election of Director: Al Gore		Management	Against	For	Against	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1D.	Election of Director: Alex Gorsky		Management	For	For	For	For
1E.	Election of Director: Andrea Jung		Management	Against	For	Against	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1F.	Election of Director: Art Levinson		Management	Against	For	Against	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1G.	Election of Director: Monica Lozano		Management	For	For	For	For
1H.	Election of Director: Ron Sugar		Management	Against	For	Against	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: Sue Wagner		Management	For	For	For	For
2.	Ratification of the appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for fiscal 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve executive compensation.		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval of the Apple Inc. 2022 Employee Stock Plan.		Management	Against	For	Against	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	A shareholder proposal entitled "Reincorporate with Deeper Purpose".		Shareholder	Against	Against	For	Against
6.	A shareholder proposal entitled "Transparency Reports".		Shareholder	For	Against	Against	For

Comments: We believe that approval of the proposal will reduce the posed significant legal, reputational, and financial risk to Apple and its shareholders brought by lack of transparency that affects freedom of expression or access to information. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	A shareholder proposal entitled "Report on Forced Labor".		Shareholder	For	Against	Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

8.	A shareholder proposal entitled "Pay Equity".		Shareholder	For	Against	Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender and race in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones Guidelines, we recommend a vote FOR this Proposal.

9.	A shareholder proposal entitled "Civil Rights Audit".		Shareholder	For	Against	Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity in the community it serves. As such, we believe that adoption of this proposal is in the best interests of the
Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.	A shareholder proposal entitled "Report on Concealment Clauses".		Shareholder	For	Against	Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	49,765	0	28-Feb-2022	28-Feb-2022
BRIGHTVIEW HOLDINGS, INC.
Security		10948C107			Meeting Type		Annual
Ticker Symbol		BV			Meeting Date		08-Mar-2022
ISIN		US10948C1071			Agenda		935543593 - Management
Record Date		12-Jan-2022			Holding Recon Date		12-Jan-2022
City /	Country	/ United States			Vote Deadline Date		07-Mar-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	James R. Abrahamson		Withheld	For	Against	Withheld

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	2	Jane Okun Bomba		For	For	For	For
	3	Frank Lopez		Withheld	For	Against	Withheld

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	4	Andrew V. Masterman		For	For	For	For
	5	Paul E. Raether		Withheld	For	Against	Withheld

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	6	Richard W. Roedel		For	For	For	For
	7	Mara Swan		Withheld	For	Against	Withheld

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	8	Joshua T. Weisenbeck		Withheld	For	Against	Withheld

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	To approve, on an advisory basis, the compensation of our named executive officers.		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To ratify the appointment of Deloitte & Touche LLP as BrightView Holdings, Inc.'s independent registered public accounting firm for 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	80,061	0	16-Feb-2022	16-Feb-2022
NESTLE S.A.
Security		641069406			Meeting Type		Annual
Ticker Symbol		NSRGY			Meeting Date		07-Apr-2022
ISIN		US6410694060			Agenda		935561464 - Management
Record Date		01-Mar-2022			Holding Recon Date		01-Mar-2022
City /	Country	/ United States			Vote Deadline Date		30-Mar-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A	Approval of the Annual Review, the financial statements of Nestlé S.A. and the consolidated financial statements of the Nestlé Group for 2021		Management	For	For	For	For
1B	Acceptance of the Compensation Report 2021 (advisory vote)		Management	For	For	For	For
2	Discharge to the members of the Board of Directors and of the Management		Management	For	For	For	For
3	Appropriation of profit resulting from the balance sheet of Nestlé S.A. (proposed dividend) for the financial year 2021		Management	For	For	For	For
4AA	Re-election of the member of the Board of Director: Paul Bulcke, as member and Chairman		Management	Against	For	Against	Against

Comments: Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised

4AB	Re-election of the member of the Board of Director: Ulf Mark Schneider		Management	For	For	For	For
4AC	Re-election of the member of the Board of Director: Henri de Castries		Management	For	For	For	For
4AD	Re-election of the member of the Board of Director: Renato Fassbind		Management	For	For	For	For
4AE	Re-election of the member of the Board of Director: Pablo Isla		Management	For	For	For	For
4AF	Re-election of the member of the Board of Director: Eva Cheng		Management	For	For	For	For
4AG	Re-election of the member of the Board of Director: Patrick Aebischer		Management	For	For	For	For
4AH	Re-election of the member of the Board of Director: Kimberly A. Ross		Management	For	For	For	For
4AI	Re-election of the member of the Board of Director: Dick Boer		Management	For	For	For	For
4AJ	Re-election of the member of the Board of Director: Dinesh Paliwal		Management	For	For	For	For
4AK	Re-election of the member of the Board of Director: Hanne Jimenez de Mora		Management	For	For	For	For
4AL	Re-election of the member of the Board of Director: Lindiwe Majele Sibanda		Management	For	For	For	For
4BA	Election to the Board of Director: Chris Leong		Management	For	For	For	For
4BB	Election to the Board of Director: Luca Maestri		Management	For	For	For	For
4CA	Election of the member of the Compensation Committee: Pablo Isla		Management	For	For	For	For
4CB	Election of the member of the Compensation Committee: Patrick Aebischer		Management	For	For	For	For
4CC	Election of the member of the Compensation Committee: Dick Boer		Management	For	For	For	For
4CD	Election of the member of the Compensation Committee: Dinesh Paliwal		Management	For	For	For	For
4D	Election of the statutory auditors Ernst & Young Ltd, Lausanne branch		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

4E	Election of the Independent Representative Hartmann Dreyer, Attorneys-at-law		Management	For	For	For	For
5A	Approval of the compensation of the Board of Directors		Management	For	For	For	For
5B	Approval of the compensation of the Executive Board		Management	For	For	For	For
6	Capital reduction (by cancellation of shares)		Management	For	For	For	For
7	In the event of any yet unknown new or modified proposal by a shareholder during the General Meeting, I instruct the Independent Representative to vote as follows.		Management	Against	Against	For	Against

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	49,750	0	15-Mar-2022	15-Mar-2022
WHIRLPOOL CORPORATION
Security		963320106			Meeting Type		Annual
Ticker Symbol		WHR			Meeting Date		19-Apr-2022
ISIN		US9633201069			Agenda		935557085 - Management
Record Date		22-Feb-2022			Holding Recon Date		22-Feb-2022
City /	Country	/ United States			Vote Deadline Date		18-Apr-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of Director: Samuel R. Allen		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.	Election of Director: Marc R. Bitzer		Management	For	For	For	For
1C.	Election of Director: Greg Creed		Management	Against	For	Against	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.	Election of Director: Gary T. DiCamillo		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: Diane M. Dietz		Management	Against	For	Against	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Gerri T. Elliott		Management	Against	For	Against	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director: Jennifer A. LaClair		Management	For	For	For	For
1H.	Election of Director: John D. Liu		Management	For	For	For	For
1I.	Election of Director: James M. Loree		Management	Against	For	Against	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: Harish Manwani		Management	Against	For	Against	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1K.	Election of Director: Patricia K. Poppe		Management	For	For	For	For
1L.	Election of Director: Larry O. Spencer		Management	For	For	For	For
1M.	Election of Director: Michael D. White		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Advisory vote to approve Whirlpool Corporation's executive compensation.		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of Ernst & Young LLP as Whirlpool Corporation's independent registered public accounting firm for 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	13,930	0	21-Mar-2022	21-Mar-2022
APTIV PLC
Security		G6095L109			Meeting Type		Annual
Ticker Symbol		APTV			Meeting Date		27-Apr-2022
ISIN		JE00B783TY65			Agenda		935560309 - Management
Record Date		02-Mar-2022			Holding Recon Date		02-Mar-2022
City /	Country	/ United States			Vote Deadline Date		22-Apr-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of Director: Kevin P. Clark		Management	For	For	For	For
1B.	Election of Director: Richard L. Clemmer		Management	For	For	For	For
1C.	Election of Director: Nancy E. Cooper		Management	For	For	For	For
1D.	Election of Director: Joseph L. Hooley		Management	For	For	For	For
1E.	Election of Director: Merit E. Janow		Management	For	For	For	For
1F.	Election of Director: Sean O. Mahoney		Management	Against	For	Against	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1G.	Election of Director: Paul M. Meister		Management	For	For	For	For
1H.	Election of Director: Robert K. Ortberg		Management	For	For	For	For
1I.	Election of Director: Colin J. Parris		Management	For	For	For	For
1J.	Election of Director: Ana G. Pinczuk		Management	For	For	For	For
2.	Proposal to re-appoint auditors, ratify independent public accounting firm and authorize the directors to determine the fees paid to the auditors.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Say-on-Pay - To approve, by advisory vote, executive compensation.		Management	For	For	For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	35,760	0	06-Apr-2022	06-Apr-2022
GLOBAL PAYMENTS INC.
Security		37940X102			Meeting Type		Annual
Ticker Symbol		GPN			Meeting Date		28-Apr-2022
ISIN		US37940X1028			Agenda		935564585 - Management
Record Date		04-Mar-2022			Holding Recon Date		04-Mar-2022
City /	Country	/ United States			Vote Deadline Date		27-Apr-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of Director: F. Thaddeus Arroyo		Management	For	For	For	For
1B.	Election of Director: Robert H.B. Baldwin, Jr.		Management	For	For	For	For
1C.	Election of Director: John G. Bruno		Management	Against	For	Against	Against

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.	Election of Director: Kriss Cloninger III		Management	Against	For	Against	Against

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director: Joia M. Johnson		Management	Against	For	Against	Against

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Ruth Ann Marshall		Management	For	For	For	For
1G.	Election of Director: Connie D. McDaniel		Management	For	For	For	For
1H.	Election of Director: William B. Plummer		Management	For	For	For	For
1I.	Election of Director: Jeffrey S. Sloan		Management	For	For	For	For
1J.	Election of Director: John T. Turner		Management	For	For	For	For
1K.	Election of Director: M. Troy Woods		Management	For	For	For	For
2.	Approval, on an advisory basis, of the compensation of our named executive officers for 2021.		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Advisory vote on shareholder proposal regarding shareholders' right to call a special meeting.		Shareholder	For	Against	Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 25% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	27,329	0	11-Apr-2022	11-Apr-2022
CROWN HOLDINGS, INC.
Security		228368106			Meeting Type		Annual
Ticker Symbol		CCK			Meeting Date		28-Apr-2022
ISIN		US2283681060			Agenda		935573700 - Management
Record Date		08-Mar-2022			Holding Recon Date		08-Mar-2022
City /	Country	/ United States			Vote Deadline Date		27-Apr-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Timothy J. Donahue		Withheld	For	Against	Withheld

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

	2	Richard H. Fearon		For	For	For	For
	3	Andrea J. Funk		Withheld	For	Against	Withheld

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	4	Stephen J. Hagge		Withheld	For	Against	Withheld

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	5	James H. Miller		Withheld	For	Against	Withheld

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	6	Josef M. Müller		Withheld	For	Against	Withheld

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	7	B. Craig Owens		For	For	For	For
	8	Caesar F. Sweitzer		For	For	For	For
	9	Marsha C. Williams		Withheld	For	Against	Withheld

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	10	Dwayne A. Wilson		For	For	For	For
2.	Ratification of the appointment of independent auditors for the fiscal year ending December 31, 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval by advisory vote of the resolution on executive compensation as described in the Proxy Statement.		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Adoption of the 2022 Stock-Based Incentive Compensation Plan.		Management	Against	For	Against	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Consideration of a Shareholder's proposal requesting the Board of Directors to adopt shareholder special meeting rights.		Management	Against	For	Against	Against

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	63,950	0	14-Apr-2022	14-Apr-2022
BERKSHIRE HATHAWAY INC.
Security		084670702			Meeting Type		Annual
Ticker Symbol		BRKB			Meeting Date		30-Apr-2022
ISIN		US0846707026			Agenda		935562137 - Management
Record Date		02-Mar-2022			Holding Recon Date		02-Mar-2022
City /	Country	/ United States			Vote Deadline Date		29-Apr-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Warren E. Buffett		Withheld	For	Against	Withheld

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

	2	Charles T. Munger		For	For	For	For
	3	Gregory E. Abel		For	For	For	For
	4	Howard G. Buffett		For	For	For	For
	5	Susan A. Buffett		For	For	For	For
	6	Stephen B. Burke		Withheld	For	Against	Withheld

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	7	Kenneth I. Chenault		For	For	For	For
	8	Christopher C. Davis		For	For	For	For
	9	Susan L. Decker		For	For	For	For
	10	David S. Gottesman		Withheld	For	Against	Withheld

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	11	Charlotte Guyman		For	For	For	For
	12	Ajit Jain		For	For	For	For
	13	Ronald L. Olson		For	For	For	For
	14	Wallace R. Weitz		For	For	For	For
	15	Meryl B. Witmer		For	For	For	For
2.	Shareholder proposal regarding the adoption of a policy requiring that the Board Chair be an independent director.		Shareholder	For	Against	Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

3.	Shareholder proposal regarding the publishing of an annual assessment addressing how the Corporation manages climate risks.		Shareholder	For	Against	Against	For

Comments: We believe that the report on climate change will develop new methods that can be applied globally when sufficient observations exist. Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the economy and portfolio companies and evaluate how shareholder resolutions on climate change may impact long-term shareholder value as it votes proxies.
After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Proxy Guidelines, we recommend a vote FOR this Proposal.

4.	Shareholder proposal regarding how the Corporation intends to measure, disclose and reduce greenhouse gas emissions.		Shareholder	For	Against	Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this
Proposal.

5.	Shareholder proposal regarding the reporting of the Corporation's diversity, equity and inclusion efforts.		Shareholder	For	Against	Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging workforce. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	11,720	0	26-Apr-2022	26-Apr-2022
PROLOGIS, INC.
Security		74340W103			Meeting Type		Annual
Ticker Symbol		PLD			Meeting Date		04-May-2022
ISIN		US74340W1036			Agenda		935572380 - Management
Record Date		07-Mar-2022			Holding Recon Date		07-Mar-2022
City /	Country	/ United States			Vote Deadline Date		03-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of Director: Hamid R. Moghadam		Management	For	For	For	For
1B.	Election of Director: Cristina G. Bita		Management	For	For	For	For
1C.	Election of Director: George L. Fotiades		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: Lydia H. Kennard		Management	For	For	For	For
1E.	Election of Director: Irving F. Lyons III		Management	For	For	For	For
1F.	Election of Director: Avid Modjtabai		Management	For	For	For	For
1G.	Election of Director: David P. O'Connor		Management	For	For	For	For
1H.	Election of Director: Olivier Piani		Management	For	For	For	For
1I.	Election of Director: Jeffrey L. Skelton		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1J.	Election of Director: Carl B. Webb		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.	Election of Director: William D. Zollars		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Advisory Vote to Approve the Company's Executive Compensation for 2021		Management	For	For	For	For
3.	Ratification of the Appointment of KPMG LLP as the Company's Independent Registered Public Accounting Firm for the Year 2022		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	28,530	0	25-Apr-2022	25-Apr-2022
CLARIVATE PLC
Security		G21810109			Meeting Type		Annual
Ticker Symbol		CLVT			Meeting Date		05-May-2022
ISIN		JE00BJJN4441			Agenda		935609543 - Management
Record Date		07-Mar-2022			Holding Recon Date		07-Mar-2022
City /	Country	/ United States			Vote Deadline Date		04-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of Director: Jerre Stead		Management	For	For	For	For
1B.	Election of Director: Valeria Alberola		Management	For	For	For	For
1C.	Election of Director: Michael Angelakis		Management	For	For	For	For
1D.	Election of Director: Jane Okun Bomba		Management	Against	For	Against	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director: Usama N. Cortas		Management	For	For	For	For
1F.	Election of Director: Konstantin Gilis		Management	For	For	For	For
1G.	Election of Director: Balakrishnan S. Iyer		Management	For	For	For	For
1H.	Election of Director: Adam T. Levyn		Management	For	For	For	For
1I.	Election of Director: Anthony Munk		Management	For	For	For	For
1J.	Election of Director: Richard W. Roedel		Management	For	For	For	For
1K.	Election of Director: Andrew Snyder		Management	For	For	For	For
1L.	Election of Director: Sheryl von Blucher		Management	Against	For	Against	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1M.	Election of Director: Roxane White		Management	Against	For	Against	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	AUTHORIZATION TO REPURCHASE ORDINARY SHARES IN OPEN-MARKET TRANSACTIONS.		Management	Against	For	Against	Against

Comments: We note, however, that in absence of the purpose of the proposed share repurchase, we believe that approval of the proposal could be detrimental to the interests of the shareholders and could unintentionally manipulate the Company's true value. As such, we recommend a vote AGAINST this
Proposal.

3.	AUTHORIZATION TO REPURCHASE ORDINARY SHARES FROM ANY SHAREHOLDER PARTY TO THAT CERTAIN REGISTRATION RIGHTS AGREEMENT WITH THE COMPANY DATED AS OF OCTOBER 1, 2020, AS AMENDED.		Management	Against	For	Against	Against

Comments: We note, however, that in absence of the purpose of the proposed share repurchase, we believe that approval of the proposal could be detrimental to the interests of the shareholders and could unintentionally manipulate the Company's true value. As such, we recommend a vote AGAINST this
Proposal.

4.	AUTHORIZATION TO REPURCHASE 5.25% SERIES A MANDATORY CONVERTIBLE PREFERRED SHARES IN OPEN-MARKET TRANSACTIONS.		Management	Against	For	Against	Against

Comments: We note, however, that in absence of the purpose of the proposed share repurchase, we believe that approval of the proposal could be detrimental to the interests of the shareholders and could unintentionally manipulate the Company's true value. As such, we recommend a vote AGAINST this
Proposal.

5.	APPROVAL, ON AN ADVISORY, NON- BINDING BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

6.	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.		Management	For	For	For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	76,220	0	02-May-2022	02-May-2022
DANAHER CORPORATION
Security		235851102			Meeting Type		Annual
Ticker Symbol		DHR			Meeting Date		10-May-2022
ISIN		US2358511028			Agenda		935575057 - Management
Record Date		11-Mar-2022			Holding Recon Date		11-Mar-2022
City /	Country	/ United States			Vote Deadline Date		09-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Rainer M. Blair		Management	For	For	For	For
1B.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Linda Filler		Management	For	For	For	For
1C.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Teri List		Management	For	For	For	For
1D.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Walter G. Lohr, Jr.		Management	Against	For	Against	Against

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Jessica L. Mega, MD, MPH		Management	For	For	For	For
1F.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Mitchell P. Rales		Management	For	For	For	For
1G.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Steven M. Rales		Management	For	For	For	For
1H.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Pardis C. Sabeti, MD, D. PHIL		Management	For	For	For	For
1I.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: A. Shane Sanders		Management	For	For	For	For
1J.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: John T. Schwieters		Management	Against	For	Against	Against

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Alan G. Spoon		Management	Against	For	Against	Against

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Raymond C. Stevens, Ph.D		Management	For	For	For	For
1M.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Elias A. Zerhouni, MD		Management	For	For	For	For
2.	To ratify the selection of Ernst & Young LLP as Danaher's independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve on an advisory basis the Company's named executive officer compensation.		Management	For	For	For	For
4.
To act upon a shareholder proposal
requesting that Danaher amend its
governing documents to reduce the
percentage of shares required for
shareholders to call a special meeting of
shareholders from 25% to 10%.
			Shareholder	For	Against	Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	15,000	0	03-May-2022	03-May-2022
INTERCONTINENTAL EXCHANGE, INC.
Security		45866F104			Meeting Type		Annual
Ticker Symbol		ICE			Meeting Date		13-May-2022
ISIN		US45866F1049			Agenda		935583408 - Management
Record Date		15-Mar-2022			Holding Recon Date		15-Mar-2022
City /	Country	/ United States			Vote Deadline Date		12-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of Director for term expiring in 2023: Hon. Sharon Y. Bowen		Management	For	For	For	For
1B.	Election of Director for term expiring in 2023: Shantella E. Cooper		Management	For	For	For	For
1C.	Election of Director for term expiring in 2023: Duriya M. Farooqui		Management	For	For	For	For
1D.	Election of Director for term expiring in 2023: The Rt. Hon. the Lord Hague of Richmond		Management	Against	For	Against	Against

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1E.	Election of Director for term expiring in 2023: Mark F. Mulhern		Management	Against	For	Against	Against

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1F.	Election of Director for term expiring in 2023: Thomas E. Noonan		Management	For	For	For	For
1G.	Election of Director for term expiring in 2023: Caroline L. Silver		Management	For	For	For	For
1H.	Election of Director for term expiring in 2023: Jeffrey C. Sprecher		Management	For	For	For	For
1I.	Election of Director for term expiring in 2023: Judith A. Sprieser		Management	For	For	For	For
1J.	Election of Director for term expiring in 2023: Martha A. Tirinnanzi		Management	For	For	For	For
2.	To approve, by non-binding vote, the advisory resolution on executive compensation for named executive officers.		Management	For	For	For	For
3.	To approve the Intercontinental Exchange, Inc. 2022 Omnibus Employee Incentive Plan.		Management	Against	For	Against	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To approve the Intercontinental Exchange, Inc. 2022 Omnibus Non-Employee Director Incentive Plan.		Management	For	For	For	For
5.	To approve the adoption of amendments to our current Certificate of Incorporation to eliminate supermajority voting provisions.		Management	For	For	For	For
6.	To approve the adoption of amendments to our current Certificate of Incorporation to lower the special meeting ownership threshold to 20%.		Management	Against	For	Against	Against

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. We recommend a vote AGAINST this
Proposal.

7.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

8.	A stockholder proposal regarding special stockholder meeting improvement, if properly presented at the Annual Meeting.		Shareholder	For	Against	Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	42,950	0	10-May-2022	10-May-2022
JPMORGAN CHASE & CO.
Security		46625H100			Meeting Type		Annual
Ticker Symbol		JPM			Meeting Date		17-May-2022
ISIN		US46625H1005			Agenda		935580515 - Management
Record Date		18-Mar-2022			Holding Recon Date		18-Mar-2022
City /	Country	/ United States			Vote Deadline Date		16-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1a.	Election of Director: Linda B. Bammann		Management	Against	For	Against	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Stephen B. Burke		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Todd A. Combs		Management	Against	For	Against	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: James S. Crown		Management	For	For	For	For
1e.	Election of Director: James Dimon		Management	Against	For	Against	Against

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1f.	Election of Director: Timothy P. Flynn		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.	Election of Director: Mellody Hobson		Management	For	For	For	For
1h.	Election of Director: Michael A. Neal		Management	For	For	For	For
1i.	Election of Director: Phebe N. Novakovic		Management	For	For	For	For
1j.	Election of Director: Virginia M. Rometty		Management	Against	For	Against	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory resolution to approve executive compensation		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of independent registered public accounting firm		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Fossil fuel financing		Shareholder	Against	Against	For	Against
5.	Special shareholder meeting improvement		Shareholder	For	Against	Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

6.	Independent board chairman		Shareholder	For	Against	Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	Board diversity resolution		Shareholder	For	Against	Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging board. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

8.	Conversion to public benefit corporation		Shareholder	Against	Against	For	Against
9.	Report on setting absolute contraction targets		Shareholder	For	Against	Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	31,610	0	13-May-2022	13-May-2022
THERMO FISHER SCIENTIFIC INC.
Security		883556102			Meeting Type		Annual
Ticker Symbol		TMO			Meeting Date		18-May-2022
ISIN		US8835561023			Agenda		935585058 - Management
Record Date		25-Mar-2022			Holding Recon Date		25-Mar-2022
City /	Country	/ United States			Vote Deadline Date		17-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of director: Marc N. Casper		Management	For	For	For	For
1B.	Election of director: Nelson J. Chai		Management	For	For	For	For
1C.	Election of director: Ruby R. Chandy		Management	For	For	For	For
1D.	Election of director: C. Martin Harris		Management	For	For	For	For
1E.	Election of director: Tyler Jacks		Management	For	For	For	For
1F.	Election of director: R. Alexandra Keith		Management	For	For	For	For
1G.	Election of director: Jim P. Manzi		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of director: James C. Mullen		Management	For	For	For	For
1I.	Election of director: Lars R. Sorensen		Management	For	For	For	For
1J.	Election of director: Debora L. Spar		Management	For	For	For	For
1K.	Election of director: Scott M. Sperling		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of director: Dion J. Weisler		Management	For	For	For	For
2.	An advisory vote to approve named executive officer compensation.		Management	For	For	For	For
3.	Ratification of the Audit Committee's selection of PricewaterhouseCoopers LLP as the Company's independent auditors for 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	14,100	0	12-May-2022	12-May-2022
MONDELEZ INTERNATIONAL, INC.
Security		609207105			Meeting Type		Annual
Ticker Symbol		MDLZ			Meeting Date		18-May-2022
ISIN		US6092071058			Agenda		935587379 - Management
Record Date		14-Mar-2022			Holding Recon Date		14-Mar-2022
City /	Country	/ United States			Vote Deadline Date		17-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1A.	Election of Director: Lewis W.K. Booth		Management	Against	For	Against	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1B.	Election of Director: Charles E. Bunch		Management	For	For	For	For
1C.	Election of Director: Ertharin Cousin		Management	For	For	For	For
1D.	Election of Director: Lois D. Juliber		Management	For	For	For	For
1E.	Election of Director: Jorge S. Mesquita		Management	Against	For	Against	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director: Jane Hamilton Nielsen		Management	For	For	For	For
1G.	Election of Director: Christiana S. Shi		Management	For	For	For	For
1H.	Election of Director: Patrick T. Siewert		Management	Against	For	Against	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: Michael A. Todman		Management	For	For	For	For
1J.	Election of Director: Dirk Van de Put		Management	Against	For	Against	Against

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

2.	Advisory Vote to Approve Executive Compensation.		Management	For	For	For	For
3.	Ratification of PricewaterhouseCoopers LLP as Independent Registered Public Accountants for Fiscal Year Ending December 31, 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Conduct and Publish Racial Equity Audit.		Shareholder	For	Against	Against	For

Comments: We believe that the proposal warrants shareholder approval.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

5.	Require Independent Chair of the Board.		Shareholder	For	Against	Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	81,940	0	13-May-2022	13-May-2022
FISERV, INC.
Security		337738108			Meeting Type		Annual
Ticker Symbol		FISV			Meeting Date		18-May-2022
ISIN		US3377381088			Agenda		935593788 - Management
Record Date		21-Mar-2022			Holding Recon Date		21-Mar-2022
City /	Country	/ United States			Vote Deadline Date		17-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Frank J. Bisignano		For	For	For	For
	2	Alison Davis		For	For	For	For
	3	Henrique de Castro		For	For	For	For
	4	Harry F. DiSimone		Withheld	For	Against	Withheld

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	5	Dylan G. Haggart		For	For	For	For
	6	Wafaa Mamilli		For	For	For	For
	7	Heidi G. Miller		For	For	For	For
	8	Doyle R. Simons		Withheld	For	Against	Withheld

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	9	Kevin M. Warren		Withheld	For	Against	Withheld

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	To approve, on an advisory basis, the compensation of the named executive officers of Fiserv, Inc.		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of Fiserv, Inc. for 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder proposal requesting the board seek shareholder approval of senior manager severance and termination payments.		Shareholder	For	Against	Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	39,990	0	16-May-2022	16-May-2022
MOLSON COORS BEVERAGE COMPANY
Security		60871R209			Meeting Type		Annual
Ticker Symbol		TAP			Meeting Date		18-May-2022
ISIN		US60871R2094			Agenda		935598031 - Management
Record Date		25-Mar-2022			Holding Recon Date		25-Mar-2022
City /	Country	/ United States			Vote Deadline Date		17-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Roger G. Eaton		Withheld	For	Against	Withheld

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	2	Charles M. Herington		Withheld	For	Against	Withheld

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	3	H. Sanford Riley		Withheld	For	Against	Withheld

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	To approve, on an advisory basis, the compensation of Molson Coors Beverage Company's named executive officers.		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	63,600	0	16-May-2022	16-May-2022
US FOODS HOLDING CORP.
Security		912008109			Meeting Type		Contested-Annual
Ticker Symbol		USFD			Meeting Date		18-May-2022
ISIN		US9120081099			Agenda		935611485 - Management
Record Date		21-Mar-2022			Holding Recon Date		21-Mar-2022
City /	Country	/ United States			Vote Deadline Date		17-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Cheryl A. Bachelder		Withheld	For	Against	Withheld

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	2	Court D. Carruthers		Withheld	For	Against	Withheld

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	3	Robert M. Dutkowsky		Withheld	For	Against	Withheld

Comments: F3        Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

	4	Marla Gottschalk		For	For	For	For
	5	Sunil Gupta		For	For	For	For
	6	Carl Andrew Pforzheimer		For	For	For	For
	7	Quentin Roach		For	For	For	For
	8	Pietro Satriano		For	For	For	For
	9	David M. Tehle		Withheld	For	Against	Withheld

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	10	Ann E. Ziegler		For	For	For	For
2.	Approval, on an advisory basis, of the compensation paid to our named executive officers		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal 2022		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Consideration of a shareholder proposal, if properly presented at the Annual Meeting		Shareholder	For	None		For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	38,397	0	17-May-2022	17-May-2022
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	38,397	0	17-May-2022	17-May-2022
US FOODS HOLDING CORP.
Security		912008109			Meeting Type		Contested-Annual
Ticker Symbol		USFD			Meeting Date		18-May-2022
ISIN		US9120081099			Agenda		935614962 - Opposition
Record Date		21-Mar-2022			Holding Recon Date		21-Mar-2022
City /	Country	/ United States			Vote Deadline Date		17-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	James J. Barber, Jr			For		None
	2	Scott D. Ferguson			For		None
	3	Jeri B. Finard			For		None
	4	John J. Harris			For		None
	5	David A. Toy			For		None
	6	MGT NOM: R M Dutkowsky			For		None
	7	MGT NOM: M. Gottschalk			For		None
	8	MGT NOM: Quentin Roach			For		None
	9	MGT NOM: P. Satriano			For		None
	10	MGT NOM: Ann E Ziegler			For		None
2.	Company's proposal to approve, on an advisory basis, the compensation paid to the Company's named executive officers, as disclosed in the Company's proxy statement.		Management		None		None
3.	Company's proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal 2022.		Management		None		None
4.	Stockholder proposal concerning the Company's greenhouse gas emissions.		Shareholder		None		None

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	38,397	0
CHUBB LIMITED
Security		H1467J104			Meeting Type		Annual
Ticker Symbol		CB			Meeting Date		19-May-2022
ISIN		CH0044328745			Agenda		935586101 - Management
Record Date		25-Mar-2022			Holding Recon Date		25-Mar-2022
City /	Country	/ United States			Vote Deadline Date		17-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1	Approval of the management report, standalone financial statements and consolidated financial statements of Chubb Limited for the year ended December 31, 2021		Management	For	For	For	For
2A	Allocation of disposable profit		Management	For	For	For	For
2B	Distribution of a dividend out of legal reserves (by way of release and allocation to a dividend reserve)		Management	For	For	For	For
3	Discharge of the Board of Directors		Management	For	For	For	For
4A	Election of PricewaterhouseCoopers AG (Zurich) as our statutory auditor		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4B	Ratification of appointment of PricewaterhouseCoopers LLP (United States) as independent registered public accounting firm for purposes of U.S. securities law reporting		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4C	Election of BDO AG (Zurich) as special audit firm		Management	For	For	For	For
5A	Election of Director: Evan G. Greenberg		Management	Against	For	Against	Against

Comments: Combined CEO and Board Chair positions and the Company earns a board score of Some
Concerns

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

5B	Election of Director: Michael P. Connors		Management	Against	For	Against	Against

Comments: Affiliated Outside director serving as a member of the Compensation and Nominating
Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

5C	Election of Director: Michael G. Atieh		Management	For	For	For	For
5D	Election of Director: Kathy Bonanno		Management	For	For	For	For
5E	Election of Director: Sheila P. Burke		Management	For	For	For	For
5F	Election of Director: Mary Cirillo		Management	For	For	For	For
5G	Election of Director: Robert J. Hugin		Management	For	For	For	For
5H	Election of Director: Robert W. Scully		Management	For	For	For	For
5I	Election of Director: Theodore E. Shasta		Management	Against	For	Against	Against

Comments: Affiliated Outside director serving as a member of the Audit Committee
According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

5J	Election of Director: David H. Sidwell		Management	For	For	For	For
5K	Election of Director: Olivier Steimer		Management	For	For	For	For
5L	Election of Director: Luis Téllez		Management	For	For	For	For
5M	Election of Director: Frances F. Townsend		Management	For	For	For	For
6	Election of Evan G. Greenberg as Chairman of the Board of Directors		Management	Against	For	Against	Against

Comments: Combined CEO and Board Chair positions and the Company earns a board score of Some
Concerns

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability

7A	Election of Director of the Compensation Committee: Michael P. Connors		Management	Against	For	Against	Against

Comments: Affiliated Outside director serving as a member of the Compensation and Nominating
Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

7B	Election of Director of the Compensation Committee: Mary Cirillo		Management	For	For	For	For
7C	Election of Director of the Compensation Committee: Frances F. Townsend		Management	For	For	For	For
8	Election of Homburger AG as independent proxy		Management	For	For	For	For
9	Amendment to the Articles of Association relating to authorized share capital for general purposes		Management	For	For	For	For
10	Reduction of share capital		Management	For	For	For	For
11A	Compensation of the Board of Directors until the next annual general meeting		Management	For	For	For	For
11B	Compensation of Executive Management for the next calendar year		Management	For	For	For	For
12	Advisory vote to approve executive compensation under U.S. securities law requirements		Management	For	For	For	For
13	Shareholder proposal regarding a policy restricting underwriting of new fossil fuel supplies		Shareholder	Against	Against	For	Against

Comments: We do not believe that the expenditure of the additional human and financial resources that would be required to adopt this proposal would be a necessary or prudent use of Company and shareholder assets. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-
Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

14	Shareholder proposal regarding a report on greenhouse gas emissions		Shareholder	For	Against	Against	For

Comments: Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the economy and portfolio companies and evaluate how shareholder resolutions on climate change may impact long-term shareholder value as it votes proxies.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

A	If a new agenda item or a new proposal for an existing agenda item is put before the meeting, I/we hereby authorize and instruct the independent proxy to vote as follows.		Management	Against	For	Against	Against
Comments: We do not recommend that shareholders approve in advance matters of which they have no knowledge. Accordingly, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	36,970	0	17-May-2022	17-May-2022
COMCAST CORPORATION
Security		20030N101			Meeting Type		Annual
Ticker Symbol		CMCSA			Meeting Date		01-Jun-2022
ISIN		US20030N1019			Agenda		935613693 - Management
Record Date		04-Apr-2022			Holding Recon Date		04-Apr-2022
City /	Country	/ United States			Vote Deadline Date		31-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Kenneth J. Bacon		For	For	For	For
	2	Madeline S. Bell		For	For	For	For
	3	Edward D. Breen		Withheld	For	Against	Withheld

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	4	Gerald L. Hassell		Withheld	For	Against	Withheld

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	5	Jeffrey A. Honickman		Withheld	For	Against	Withheld

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	6	Maritza G. Montiel		For	For	For	For
	7	Asuka Nakahara		For	For	For	For
	8	David C. Novak		Withheld	For	Against	Withheld

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	9	Brian L. Roberts		Withheld	For	Against	Withheld

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.	Advisory vote on executive compensation		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of our independent auditors		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	To report on charitable donations		Shareholder	Against	Against	For	Against

Comments: In light of the Company's policies and oversight mechanisms related to its charitable contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

5.	To perform independent racial equity audit		Shareholder	For	Against	Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	To report on risks of omitting "viewpoint" and "ideology" from EEO policy		Shareholder	For	Against	Against	For

Comments: We believe that approval of the proposal will enable the Company to avoid legal and reputational risk arising from harassment and discrimination. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

7.	To conduct and publicly release the results of an independent investigation into the effectiveness of sexual harassment policies		Shareholder	For	Against	Against	For

Comments: We believe that approval of the proposal will enable the Company to avoid legal and reputational risk arising from harassment and discrimination. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

8.	To report on how retirement plan options align with company climate goals		Shareholder	For	Against	Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	98,520	0	31-May-2022	31-May-2022
ALPHABET INC.
Security		02079K305			Meeting Type		Annual
Ticker Symbol		GOOGL			Meeting Date		01-Jun-2022
ISIN		US02079K3059			Agenda		935618578 - Management
Record Date		05-Apr-2022			Holding Recon Date		05-Apr-2022
City /	Country	/ United States			Vote Deadline Date		31-May-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1a.	Election of Director: Larry Page		Management	For	For	For	For
1b.	Election of Director: Sergey Brin		Management	For	For	For	For
1c.	Election of Director: Sundar Pichai		Management	For	For	For	For
1d.	Election of Director: John L. Hennessy		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.	Election of Director: Frances H. Arnold		Management	For	For	For	For
1f.	Election of Director: L. John Doerr		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director: Roger W. Ferguson Jr.		Management	For	For	For	For
1h.	Election of Director: Ann Mather		Management	For	For	For	For
1i.	Election of Director: K. Ram Shriram		Management	Against	For	Against	Against

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1j.	Election of Director: Robin L. Washington		Management	Against	For	Against	Against

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Ratification of the appointment of Ernst & Young LLP as Alphabet's independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	The amendment of Alphabet's 2021 Stock Plan to increase the share reserve by 4,000,000 shares of Class C capital stock.		Management	Against	For	Against	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	The amendment of Alphabet's Amended and Restated Certificate of Incorporation to increase the number of authorized shares.		Management	For	For	For	For
5.	A stockholder proposal regarding a lobbying report, if properly presented at the meeting.		Shareholder	Against	Against	For	Against

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	A stockholder proposal regarding a climate lobbying report, if properly presented at the meeting.		Shareholder	Against	Against	For	Against

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	A stockholder proposal regarding a report on physical risks of climate change, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

8.	A stockholder proposal regarding a report on water management risks, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

9.	A stockholder proposal regarding a racial equity audit, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.	A stockholder proposal regarding a report on concealment clauses, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

11.	A stockholder proposal regarding equal shareholder voting, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that shareholder approval is warranted. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. We prefer that companies do not utilize multiple class capital structures to provide equal voting rights to all shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

12.	A stockholder proposal regarding a report on government takedown requests, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that improved transparency and accountability is needed to meet the company's long-term responsibility to its many investors. We believe that the preparation of the report will allow the
Company to evaluate its activities related to political advertising and potential censorship issues, and at the same time assess the operational, reputational, and social implications of such to the Company.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

13.	A stockholder proposal regarding a human rights assessment of data center siting, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that the adoption of a more comprehensive human rights policy, coupled with implementation, enforcement, independent monitoring, and transparent, comprehensive reporting will assure shareholders of the Company's global leadership. We recommend a vote FOR this Proposal.

14.	A stockholder proposal regarding a report on data collection, privacy, and security, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

15.	A stockholder proposal regarding algorithm disclosures, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

16.	A stockholder proposal regarding misinformation and disinformation, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

17.	A stockholder proposal regarding a report on external costs of disinformation, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

18.	A stockholder proposal regarding a report on board diversity, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging board. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

19.	A stockholder proposal regarding the establishment of an environmental sustainability board committee, if properly presented at the meeting.		Shareholder	For	Against	Against	For

Comments: We believe that environmental issues are needed to be escalated at the board level to ensure proper accountability and oversight. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

20.	A stockholder proposal regarding a policy on non-management employee representative director, if properly presented at the meeting.		Shareholder	Against	Against	For	Against

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

21.	A stockholder proposal regarding a report on policies regarding military and militarized policing agencies, if properly presented at the meeting.		Shareholder	Against	Against	For	Against

Comments: We do not believe that the review and report requested by this proposal are warranted or that the report would be informative to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	3,082	0	29-May-2022	29-May-2022
TABULA RASA HEALTHCARE, INC.
Security		873379101			Meeting Type		Annual
Ticker Symbol		TRHC			Meeting Date		10-Jun-2022
ISIN		US8733791011			Agenda		935623935 - Management
Record Date		18-Apr-2022			Holding Recon Date		18-Apr-2022
City /	Country	/ United States			Vote Deadline Date		09-Jun-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Dr. Calvin Knowlton		Withheld	For	Against	For
	2	Dr. Orsula Knowlton		Withheld	For	Against	For
	3	A Gordon Tunstall		Withheld	For	Against	Withheld
2.	Approval, on an advisory basis, of the compensation of Tabula Rasa HealthCare, Inc.'s named executive officers.		Management	Against	For	Against	Against
3.	Ratification of the selection of KPMG LLP as Tabula Rasa HealthCare, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	For	For	For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	146,124	0	09-Jun-2022	09-Jun-2022
GENERAL MOTORS COMPANY
Security		37045V100			Meeting Type		Annual
Ticker Symbol		GM			Meeting Date		13-Jun-2022
ISIN		US37045V1008			Agenda		935631778 - Management
Record Date		19-Apr-2022			Holding Recon Date		19-Apr-2022
City /	Country	/ United States			Vote Deadline Date		10-Jun-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1a.	Election of Director: Mary T. Barra		Management	For	For	For	For
1b.	Election of Director: Aneel Bhusri		Management	For	For	For	For
1c.	Election of Director: Wesley G. Bush		Management	Against	For	Against	Against

Comments: F18      Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Linda R. Gooden		Management	For	For	For	For
1e.	Election of Director: Joseph Jimenez		Management	Against	For	Against	Against

Comments: F18      Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Judith A. Miscik		Management	For	For	For	For
1g.	Election of Director: Patricia F. Russo		Management	Against	For	Against	Against

Comments: F18      Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Thomas M. Schoewe		Management	Against	For	Against	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: Carol M. Stephenson		Management	Against	For	Against	Against

Comments: F18      Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Mark A. Tatum		Management	For	For	For	For
1k.	Election of Director: Devin N. Wenig		Management	For	For	For	For
1l.	Election of Director: Margaret C. Whitman		Management	Against	For	Against	Against

Comments: F18      Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory Approval of Named Executive Officer Compensation		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the Selection of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for 2022		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder Proposal to Lower the Ownership Threshold to Call a Special Meeting		Shareholder	For	Against	Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

5.	Shareholder Proposal Regarding Separation of Chair and CEO Roles		Shareholder	For	Against	Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder Proposal Requesting a Report on the Use of Child Labor in Connection with Electric Vehicles		Shareholder	For	Against	Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	109,550	0	09-Jun-2022	09-Jun-2022
RESTAURANT BRANDS INTERNATIONAL INC.
Security		76131D103			Meeting Type		Annual
Ticker Symbol		QSR			Meeting Date		15-Jun-2022
ISIN		CA76131D1033			Agenda		935638520 - Management
Record Date		20-Apr-2022			Holding Recon Date		20-Apr-2022
City /	Country	/ United States			Vote Deadline Date		14-Jun-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Alexandre Behring		Withheld	For	Against	Withheld

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	2	João M. Castro-Neves		For	For	For	For
	3	M. de Limburg Stirum		For	For	For	For
	4	Paul J. Fribourg		Withheld	For	Against	Withheld

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	5	Neil Golden		For	For	For	For
	6	Ali Hedayat		For	For	For	For
	7	Golnar Khosrowshahi		Withheld	For	Against	Withheld

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	8	Marc Lemann		For	For	For	For
	9	Jason Melbourne		For	For	For	For
	10	Giovanni (John) Prato		For	For	For	For
	11	Daniel S. Schwartz		For	For	For	For
	12	Thecla Sweeney		For	For	For	For
2.	Approval, on a non-binding advisory basis, of the compensation paid to named executive officers.		Management	Against	For	Against	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Appoint KPMG LLP as our auditors to serve until the close of the 2023 Annual General Meeting of Shareholders and authorize our directors to fix the auditors' remuneration.		Management	Withheld	For	Against	Withheld

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Consider a shareholder proposal to report on business strategy in the face of labour market pressure including information on franchisee human capital management.		Shareholder	For	Against	Against	For
Comments: After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	56,513	0	09-Jun-2022	09-Jun-2022
AON PLC
Security		G0403H108			Meeting Type		Annual
Ticker Symbol		AON			Meeting Date		17-Jun-2022
ISIN		IE00BLP1HW54			Agenda		935632857 - Management
Record Date		14-Apr-2022			Holding Recon Date		14-Apr-2022
City /	Country	/ United States			Vote Deadline Date		15-Jun-2022
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation
1a.	Election of Director: Lester B. Knight		Management	Against	For	Against	Against

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director: Gregory C. Case		Management	For	For	For	For
1c.	Election of Director: Jin-Yong Cai		Management	For	For	For	For
1d.	Election of Director: Jeffrey C. Campbell		Management	For	For	For	For
1e.	Election of Director: Fulvio Conti		Management	Against	For	Against	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.	Election of Director: Cheryl A. Francis		Management	For	For	For	For
1g.	Election of Director: J. Michael Losh		Management	Against	For	Against	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Richard C. Notebaert		Management	Against	For	Against	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: Gloria Santona		Management	For	For	For	For
1j.	Election of Director: Byron O. Spruell		Management	For	For	For	For
1k.	Election of Director: Carolyn Y. Woo		Management	For	For	For	For
2.	Advisory vote to approve the compensation of the Company's named executive officers.		Management	For	For	For	For
3.	Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution..

4.	Re-appoint Ernst & Young Chartered Accountants as the Company's statutory auditor under Irish law.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST these Resolutions.

5.	Authorize the Board or the Audit Committee of the Board to determine the remuneration of Ernst & Young Ireland, in its capacity as the Company's statutory auditor under Irish law.		Management	Against	For	Against	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST these Resolutions.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
6734302540		THE BEEHIVE FUND	6734302540		U.S. BANK	15,320	0	14-Jun-2022	14-Jun-2022

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, President and Principal Executive Officer

Date:	8/19/2022